Segment Reporting (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Revenues and percentage of consolidated voyage revenues from customers

(U.S. dollars in millions)	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Ras Laffan Liquefied Natural Gas Company Ltd. (1)	$68.8 or 18%	$68.7 or 18%	$68.7 or 20%
Repsol YPF, S.A. (1)	$53.9 or 14%	$51.9 or 14%	$51.5 or 15%
Compania Espanola de Petroleos (2)	$44.4 or 12%	$44.0 or 12%	$44.5 or 13%
The Tangguh Production Sharing Contractors (1)	$43.7 or 12%	$42.8 or 11%	Less than 10%
Teekay Corporation (1)	Less than 10%	$36.5 or 10%	$38.9 or 11%

(1)	Liquefied gas segment
(2)	Conventional tanker segment
Revenues and percentage of consolidated voyage revenues from customers
Segment reporting information profit (loss)

	Year Ended December 31, 2011
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	269,408	110,567	379,975
Voyage (recoveries) expenses	(87)	1,474	1,387
Vessel operating expenses	47,773	41,273	89,046
Depreciation and amortization	62,889	29,030	91,919
General and administrative (1)	13,385	10,735	24,120

Income from vessel operations	145,448	28,055	173,503

Equity income	20,584	—	20,584
Investment in and advances to joint ventures	191,448	—	191,448
Total assets at December 31, 2011	2,911,659	546,155	3,457,814
Expenditures for vessels and equipment	63,686	999	64,685
Expenditures for dry docking	13,831	5,807	19,638

	Year Ended December 31, 2010
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	264,816	109,192	374,008
Voyage expenses	29	2,013	2,042
Vessel operating expenses	46,496	38,081	84,577
Depreciation and amortization	60,954	28,393	89,347
General and administrative (1)	12,239	11,008	23,247
Gain on sale of vessel	(4,340)	—	(4,340)
Restructuring charge	—	175	175

Income from vessel operations	149,438	29,522	178,960

Equity income	8,043	—	8,043
Investment in and advances to joint ventures	172,898	—	172,898
Total assets at December 31, 2010	2,866,541	568,393	3,434,934
Expenditures for vessels and equipment	24,095	2,557	26,652
Expenditures for dry docking	2,014	10,713	12,727

	Year Ended December 31, 2009
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	252,854	90,194	343,048
Voyage expenses	1,018	1,016	2,034
Vessel operating expenses	50,919	31,455	82,374
Depreciation and amortization	59,088	23,598	82,686
General and administrative (1)	11,033	8,731	19,764
Restructuring charge	1,381	1,869	3,250

Income from vessel operations	129,415	23,525	152,940

Equity income	27,639	—	27,639
Investment in and advances to joint venture	93,320	—	93,320
Total assets at December 31, 2009	2,846,685	583,525	3,430,210
Expenditures for vessels and equipment	133,563	1,363	134,926
Expenditures for dry docking	8,409	1,320	9,729

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
Segment reporting information profit (loss)
Reconciliation of total segment assets

	December 31, 2011 $	December 31, 2010 $

Total assets of the liquefied gas segment	2,911,659	2,866,541
Total assets of the conventional tanker segment	546,155	568,393
Cash and cash equivalents	93,627	81,055
Accounts receivable and prepaid expenses	18,837	25,273
Advances to affiliates	11,922	6,133

Consolidated total assets	3,582,200	3,547,395

Reconciliation of total segment assets